Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2014
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 85%	QS Legg Mason Growth Fund
QS Legg Mason Lifestyle Allocation 70%	QS Legg Mason Moderate Growth Fund
QS Legg Mason Lifestyle Allocation 50%	QS Legg Mason Conservative Growth Fund
QS Legg Mason Lifestyle Allocation 30%	QS Legg Mason Defensive Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 85% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.35	0.48	0.26	0.25[2]	0.25[2]	0.25[2]	0.36
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.82	0.82	0.82	0.82	0.82	0.82	0.82
Total annual fund operating expenses[3]	1.42	2.30	2.08	1.32	1.57	2.07	1.18
Fees waived and/or expenses reimbursed[4]	—	—	—	0.77	0.77	—	0.93
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42	2.30	2.08	0.55	0.80	2.07	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	711	988	1,306	2,178
Class B (with redemption at end of period)	733	1,018	1,330	2,415
Class B (without redemption at end of period)	233	718	1,230	2,415
Class C (with redemption at end of period)	311	652	1,119	2,411
Class C (without redemption at end of period)	211	652	1,119	2,411
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	210	649	1,114	2,401
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 85% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 70% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.29	0.46	0.23	0.26[2]	0.26[2]	0.26[2]	0.43
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.78	0.78	0.78	0.78	0.78	0.78	0.78
Total annual fund operating expenses[3]	1.32	2.24	2.01	1.29	1.54	2.04	1.21
Fees waived and/or expenses reimbursed[4]	—	—	—	0.74	0.74	—	0.96
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.32	2.24	2.01	0.55	0.80	2.04	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	702	969	1,256	2,072
Class B (with redemption at end of period)	727	1,000	1,299	2,341
Class B (without redemption at end of period)	227	700	1,199	2,341
Class C (with redemption at end of period)	304	630	1,083	2,337
Class C (without redemption at end of period)	204	630	1,083	2,337
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 70% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 50% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class l
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.27	0.45	0.25	0.28[2]	0.28[2]	0.28[2]	0.18[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Total annual fund operating expenses[3]	1.24	2.17	1.97	1.25	1.50	2.00	0.90
Fees waived and/or expenses reimbursed[4]	—	—	—	0.70	0.70	—	0.65
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.24	2.17	1.97	0.55	0.80	2.00	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to [June 1, 2016] without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	694	946	1,217	1,989
Class B (with redemption at end of period)	720	979	1,264	2,267
Class B (without redemption at end of period)	220	679	1,164	2,267
Class C (with redemption at end of period)	300	618	1,062	2,295
Class C (without redemption at end of period)	200	618	1,062	2,295
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	203	627	1,077	2,326
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 50% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 30% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class C1	Class FI	Class R	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	0.75	1.00	0.70	0.25	0.50	None
Other expenses	0.30	0.50	0.48	0.40	0.34[2]	0.34[2]	0.46
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Total annual fund operating expenses[3]	1.20	1.90	2.13	1.75	1.24	1.49	1.11
Fees waived and/or expenses reimbursed[4]	–	–	–	1.20	0.44	–	0.86
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	1.90	2.13	0.55	0.80	1.49	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.30% for Class B shares, 1.55% for Class C shares (formerly Class R1 shares), 1.25% for Class C1 shares, 0.55% for Class FI shares, 0.80% for Class R shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	542	790	1,057	1,818
Class B (with redemption at end of period)	643	897	1,126	2,040
Class B (without redemption at end of period)	193	597	1,026	2,040
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	316	667	1,144	2,462
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	216	667	1,144	2,462
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	278	552	950	2,063
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	178	552	950	2,063
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 30% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 30%	June 1, 2014
QS Legg Mason Lifestyle Allocation 50%	June 1, 2014
QS Legg Mason Lifestyle Allocation 70%	June 1, 2014
QS Legg Mason Lifestyle Allocation 85%	June 1, 2014

QS Legg Mason Lifestyle Allocation 85%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 85%	QS Legg Mason Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 85% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.35	0.48	0.26	0.25[2]	0.25[2]	0.25[2]	0.36
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.82	0.82	0.82	0.82	0.82	0.82	0.82
Total annual fund operating expenses[3]	1.42	2.30	2.08	1.32	1.57	2.07	1.18
Fees waived and/or expenses reimbursed[4]	—	—	—	0.77	0.77	—	0.93
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42	2.30	2.08	0.55	0.80	2.07	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	711	988	1,306	2,178
Class B (with redemption at end of period)	733	1,018	1,330	2,415
Class B (without redemption at end of period)	233	718	1,230	2,415
Class C (with redemption at end of period)	311	652	1,119	2,411
Class C (without redemption at end of period)	211	652	1,119	2,411
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	210	649	1,114	2,401
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 85% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 85%	June 1, 2014

QS Legg Mason Lifestyle Allocation 70%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 70%	QS Legg Mason Moderate Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 70% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.29	0.46	0.23	0.26[2]	0.26[2]	0.26[2]	0.43
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.78	0.78	0.78	0.78	0.78	0.78	0.78
Total annual fund operating expenses[3]	1.32	2.24	2.01	1.29	1.54	2.04	1.21
Fees waived and/or expenses reimbursed[4]	—	—	—	0.74	0.74	—	0.96
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.32	2.24	2.01	0.55	0.80	2.04	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	702	969	1,256	2,072
Class B (with redemption at end of period)	727	1,000	1,299	2,341
Class B (without redemption at end of period)	227	700	1,199	2,341
Class C (with redemption at end of period)	304	630	1,083	2,337
Class C (without redemption at end of period)	204	630	1,083	2,337
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	207	639	1,098	2,369
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 70% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 70%	June 1, 2014

QS Legg Mason Lifestyle Allocation 50%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 50%	QS Legg Mason Conservative Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 50% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class l
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None
Other expenses	0.27	0.45	0.25	0.28[2]	0.28[2]	0.28[2]	0.18[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Total annual fund operating expenses[3]	1.24	2.17	1.97	1.25	1.50	2.00	0.90
Fees waived and/or expenses reimbursed[4]	—	—	—	0.70	0.70	—	0.65
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.24	2.17	1.97	0.55	0.80	2.00	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.55% for Class FI shares, 0.80% for Class R shares, 1.55% for Class R1 shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to [June 1, 2016] without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	694	946	1,217	1,989
Class B (with redemption at end of period)	720	979	1,264	2,267
Class B (without redemption at end of period)	220	679	1,164	2,267
Class C (with redemption at end of period)	300	618	1,062	2,295
Class C (without redemption at end of period)	200	618	1,062	2,295
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R1 (with or without redemption at end of period)	203	627	1,077	2,326
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 50% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 50%	June 1, 2014

QS Legg Mason Lifestyle Allocation 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 11, 2015

TO THE PROSPECTUS OF

THE FUNDS LISTED IN SCHEDULE A

Effective on or about June 1, 2015, the names of the funds are changed as follows:

Current Name	New Name
QS Legg Mason Lifestyle Allocation 30%	QS Legg Mason Defensive Growth Fund

Effective on or about June 1, 2015, the following text replaces “Annual fund operating expenses” and “Example” in the section of the Prospectus titled “QS Legg Mason Lifestyle Allocation 30% — Fees and expenses of the fund”:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class C1	Class FI	Class R	Class I
Management fees	None	None	None	None	None	None	None
Distribution and/or service (12b-1) fees	0.25	0.75	1.00	0.70	0.25	0.50	None
Other expenses	0.30	0.50	0.48	0.40	0.34[2]	0.34[2]	0.46
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.65	0.65	0.65	0.65	0.65	0.65	0.65
Total annual fund operating expenses[3]	1.20	1.90	2.13	1.75	1.24	1.49	1.11
Fees waived and/or expenses reimbursed[4]	–	–	–	1.20	0.44	–	0.86
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	1.90	2.13	0.55	0.80	1.49	0.25

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses), so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.30% for Class B shares, 1.55% for Class C shares (formerly Class R1 shares), 1.25% for Class C1 shares, 0.55% for Class FI shares, 0.80% for Class R shares and 0.25% for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

•	The fees and expenses of the underlying Legg Mason-affiliated funds are reflected

Although your actual costs may be higher or lower, based on these assumptions your costs would be

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	542	790	1,057	1,818
Class B (with redemption at end of period)	643	897	1,126	2,040
Class B (without redemption at end of period)	193	597	1,026	2,040
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	316	667	1,144	2,462
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	216	667	1,144	2,462
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	278	552	950	2,063
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	178	552	950	2,063
Class FI (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class R (with or without redemption at end of period)	[•]	[•]	[•]	[•]
Class I (with or without redemption at end of period)	[•]	[•]	[•]	[•]

Effective on or about June 1, 2015, the following replaces the disclosure in the Prospectus in the section titled “QS Legg Mason Lifestyle Allocation 30% — Principal investment strategies”:

The fund is a fund of funds — it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets among the funds managed by the manager and its affiliates (underlying funds).

The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate fund assets to any underlying funds in varying amounts in a manner consistent with the fund’s investment objective. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movements.

The portfolio managers will seek to maintain a level of risk in the fund similar to that of the fund’s composite benchmark.

The underlying funds have a range of investment styles and focuses. The underlying equity funds may include exposure to any market cap or investment styles including non-traditional investment styles such as managed volatility, long-short or hedged equity and market neutral, among others. The underlying fixed income funds include funds in any sector, region or style, including non-traditional fixed income investment strategies. The fixed income funds may also invest in securities having maturities of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS EQUITY TRUST
QS Legg Mason Lifestyle Allocation 30%	June 1, 2014